Impairment of Intangible Assets (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment loss on other intangible assets	€ (371)	€ 15	€ 896